RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 9 RELATED PARTY TRANSACTIONS

Accounts payable and accrued expenses – related party consists of the following:

	As of September 30, 2024	As of December 31, 2023

Accounts payable - related party	$294,281	$388,001
Accrued expenses - related party	3,779,023	3,516,411
Accrued interest - related party	3,013,256	2,680,236
Total accounts payable and accrued expenses - related party	$7,086,560	$6,584,648

Between June 6, 2016, and December 1, 2020, the Company received a total of $1,657,000 in loans from its founder and CEO. Pursuant to the terms of the loan, the advance bears an interest at 3%, is unsecured, and due on demand.

On January 26, 2022, the Company repaid $40,000 of the outstanding loan to its founder and CEO.

Total loan payable to principal stockholder for as of September 30, 2024, is $1,617,000.

Total loan payable to this principal stockholder as of December 31, 2023, is $1,617,000.

On February 2, 2024, the Company repaid $90,000 of accrued expenses to its Chief Executive Officer.

During the nine months ended September 30, 2024, the Company recorded $60,693 as an in-kind contribution of interest related to the loan and recorded accrued interest payable of $43,216. As of September 30, 2024, total interest payable is $289,930. As of September 30, 2024, total interest payable is $3,013,256.

During the nine months ended September 30, 2023, the Company recorded $60,472 as an in-kind contribution of interest related to the loan and recorded accrued interest payable of $41,962. As of September 30, 2023, total interest payable is $246,714. As of September 30, 2023, total interest payable is $2,680,236.

As of September 30, 2024, and December 31, 2023, there was $294,281 and $388,001, respectively, included in accounts payable – related party, which is owed to the Company’s Chief Executive Officer for expenses paid on behalf of the Company.

As of September 30, 2024, and December 31, 2023, there was $3,779,022 and $3,516,411, respectively, included in accrued expenses – related party, which includes accrued salaries owed to the Company’s senior staff.

As of September 30, 2024, and December 31, 2023, there was $3,013,256 and $2,680,236, respectively, included in accrued interest – related party, which includes interest on accrued salary and accrued expenses owed to the Company’s Chief Executive Officer.

In aggregate as of September 30, 2024, and December 31, 2023, the Company owed $7,086,560 and $6,584,648, respectively to its related parties in accrued salaries and accrued interest.

As of September 30, 2024, and December 31, 2023, the Company owed $65,292 and $65,292, respectively, in royalty agreement payable to Chief Executive Officer.

NOTE 10 RELATED PARTY TRANSACTIONS

Accounts payable and accrued expenses – related party consists of the following:

	As of December 31, 2023	As of December 31, 2022

Accounts payable - related party	$388,001	$356,191
Accrued expenses - related party	3,516,411	3,082,363
Accrued interest - related party	2,680,236	2,276,454

Total accounts payable and accrued expenses - related party	$6,584,648	$5,715,008

Between June 6, 2016, and December 1, 2020 the Company received a total of $1,657,000 in loans from its founder and CEO. Pursuant to the terms of the loan, the advance bears an interest at 3%, is unsecured, and due on demand.

On January 26, 2022, the Company repaid $40,000 of the outstanding loan to its founder and CEO.

Total loan payable to principal stockholder for as of December 31, 2023 is $1,617,000.

Total loan payable to this principal stockholder as of December 31, 2022 is $1,617,000.

During the year ended December 31, 2023, the Company recorded $80,851 as an in-kind contribution of interest related to the loan and recorded accrued interest payable of $56,050. As of December 31, 2023, total interest payable is $246,714.

During the year ended December 31, 2022, the Company recorded $80,849 as an in-kind contribution of interest related to the loan and recorded accrued interest payable of $54,755. As of December 31, 2022, total interest payable was $107,882.

As of December 31, 2023, and December 31, 2022, there was $388,001 and $356,191, respectively, included in accounts payable – related party, which is owed to the Company’s Chief Executive Officer for expenses paid on behalf of the Company.

As of December 31, 2023, and December 31, 2022, there was $3,516,411 and $3,082,363, respectively, included in accrued expenses – related party, which includes accrued salaries owed to the Company’s senior staff.

As of December 31, 2023, and December 31, 2022, there was $2,680,236 and $2,276,454, respectively, included in accrued interest – related party, which includes interest on accrued salary and accrued expenses owed to the Company’s Chief Executive Officer.

In aggregate as of December 31, 2023, and December 31, 2022, the Company owed $6,584,648 and $5,715,008, respectively to its related parties in accrued salaries and accrued interest.

As of December 31, 2023 and December 31, 2022, the Company owed $65,292 and $65,292, respectively, in royalty agreement payable to Chief Executive Officer.

During the year ended December 31, 2022, the Company paid $98,480 as a deposit towards the purchase of inventory from a related party vendor (an entity in which we hold a 15% ownership interest). As of December 31, 2023, the Company recognized impairment expense of $95,872 related to a deposit towards the purchase of inventory. The remaining balance as of December 31, 2023, is $0 (See Note 1).